CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenue	$ 612,241	$ 656,524
Costs and expenses:
Cost of revenues	502,688	597,583
General and administrative	50,994	47,049
Transaction expenses	3,826	988
Loss on legal settlement	2,600
Change in fair value of contingent consideration	(4,780)	(7,081)
Impairment of goodwill	52,487	28,802
Depreciation and amortization	53,675	46,475
Total costs and expenses	661,490	713,816
Loss from operations	(49,249)	(57,292)
Other income (expense):
Gain on sale/ disposal of property and equipment	587	729
Interest expense	(50,477)	(37,659)
Loss on extinguishment of convertible notes	(2,436)
Total other expense	(52,326)	(36,930)
Loss from continuing operations	(101,575)	(94,222)
Net loss attributable to QualTek Services Inc.	(110,426)	(98,087)
Other comprehensive income (loss):
Foreign currency translation adjustments	111	239
Comprehensive loss	$ (110,315)	$ (97,848)
Denominator
Weighted average common shares outstanding - basic	11,859,955	10,989,751
Weighted average Class A common shares outstanding - diluted	11,859,955.00	10,989,751.00
Net loss per share - continuing operations - basic	$ (8.70)	$ (8.87)
Net loss per share - continuing operations - diluted	(8.70)	(8.87)
Loss per share from discontinued operations - basic	(0.75)	(0.35)
Loss per share from discontinued operations - diluted	(0.75)	(0.35)
Net loss per share - basic	(9.45)	(9.22)
Net loss per share - diluted	$ (9.45)	$ (9.22)